Debt Profile (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Mar. 15, 2012	Dec. 31, 2011	Mar. 30, 2009
Debt Instrument [Line Items]
Interest rate			3.854%		8.00%
Total long-term	$ 562.9			$ 363.5
Total	547.0
Total Debt As Reported
Debt Instrument [Line Items]
2013	69.8
2014	280.2
2015	2.1
2017	204.8
Thereafter	75.8
Total long-term	562.9
Total	632.7
U.S. Private Placement Notes
Debt Instrument [Line Items]
Weighted average interest rate	4.60%	[1],[2]
2014	125.0	[1],[2]
2017	105.0	[1],[2]
Thereafter	60.0	[1],[2]
Total long-term	290.0	[1],[2]
Total	290.0	[1],[2]
Overdraft/Other Short-term Debt
Debt Instrument [Line Items]
Weighted average interest rate	3.70%	[1]
2013	60.3	[1]
Total	60.3	[1]
Notes Issued As a Part Of Equity Units
Debt Instrument [Line Items]
Interest rate	3.90%	[3]
2014	107.6	[3]
Total long-term	107.6	[3]
Total	107.6	[3]
Medium-term Notes
Debt Instrument [Line Items]
Weighted average interest rate	2.40%
2017	99.8
Total long-term	99.8
Total	99.8
Other Long-term Loans, Including Current Portion
Debt Instrument [Line Items]
Weighted average interest rate	8.00%	[4]
2013	9.5	[4]
2014	47.6	[4]
2015	2.1	[4]
Total long-term	49.7	[4]
Total	59.2	[4]
Total Debt As Cash Flow Including Debt Related Derivatives
Debt Instrument [Line Items]
2013	69.8	[1]
2014	280.2	[1]
2015	2.1	[1]
2017	204.8	[1]
Thereafter	60.0	[1]
Total long-term	547.1	[1]
Total	616.9	[1]
Debt Related Derivatives Adjustment
Debt Instrument [Line Items]
Thereafter	15.8
Total long-term	15.8
Total	$ 15.8

[1]	Debt Related Derivatives (DRD), i.e. the fair value adjustments associated with hedging instruments as adjustments to the carrying value of the underlying debt.
[2]	Interest rates will change as roll-overs occur prior to final maturity.
[3]	Repriced in 2012, final maturity in 2014.
[4]	Primarily external BRL and JPY loans drawn locally.